Consolidated Balance Sheets - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 190,529	$ 457,798	$ 46,540
Accounts receivable, less allowance for doubtful accounts of $533,300 and $485,848, respectively	3,129,265	2,003,064	1,251,609
Inventory	861,294	344,954	784,497
Note receivable	2,898	2,898	24,268
Operating lease right-of-use-asset - current	671,954	35,790
Prepaid expenses	324,097	1,209,126	1,279,901
Assets, Current	5,180,037	4,053,630	3,386,815
Property and equipment, net	7,338,685	994,979	1,075,242
Other assets:
Deposits	23,287	21,287	21,287
Prepaid expenses - noncurrent		7,405	1,179,929
Other receivable – noncurrent		12,910	58,206
Intangible assets, net	702,873	523,009	1,339,907
Goodwill	55,849	55,849	55,849
Operating lease right-of-use-asset - noncurrent	1,298,500	22,384
Other noncurrent assets	13,082	20,315
Right-of-Use Asset, net of amortization of $45,086 and $6,280, respectively		58,174	96,980
Total other assets	2,093,591	642,844	2,752,158
Total assets	14,612,313	5,691,453	7,214,215
Current liabilities:
Accounts payable	658,084	153,640	226,467
Accrued expenses	1,907,726	200,495
Due to related party	320,000
Accrued officers’ compensation		147,133	144,363
Other accrued expenses payable		53,362	61,557
Notes and loans payable, net	4,147,639	1,827,531	35,000
Operating lease liability - current	812,174	43,506	38,281
Total current liabilities	7,845,623	2,225,172	505,668
Long-term liabilities:
Operating lease liability - noncurrent	1,160,915	15,492	58,998
Notes and loans payable, net		194,940
Total long-term liabilities	1,160,915	210,432	58,998
Total liabilities	9,006,538	2,435,604	564,666
Commitments and contingencies (Note 13)
Stockholders’ equity:
Preferred Stock Value
Common stock, no par value; 1,500,000,000 shares authorized, 27,132,807 and 5,544,590 issued and outstanding at September 30, 2021 and December 31, 2020, respectively	35,952,327	26,111,978	24,323,712
Treasury stock	(572,678)	(572,678)
Additional Paid in Capital	3,225,461	2,563,399	872,976
Additional Paid-in capital – Stock Options (Note 11)		962,323	583,200
Additional Paid-in capital – Warrants		728,100
Accumulated deficit	(38,538,511)	(30,386,024)	(24,669,513)
Total stockholders’ equity	5,605,775	3,255,849	6,649,549
Total liabilities and stockholders’ equity	14,612,313	5,691,453	7,214,215
Series A Preferred Stock [Member]
Stockholders’ equity:
Preferred Stock Value	5,539,174	5,539,174	5,539,174
Series B Preferred Stock [Member]
Stockholders’ equity:
Preferred Stock Value
Series C Preferred Stock [Member]
Stockholders’ equity:
Preferred Stock Value
Series D Preferred Stock [Member]
Stockholders’ equity:
Preferred Stock Value	$ 2